Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenue - Disaggregation

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$588,827	$206,011	$7,676	$802,514
Europe	323,565	123,864	3,331	450,760
Asia	499,378	47,421	-	546,799

	$1,411,770	$377,296	$11,007	$1,800,073

Contract type

Fixed-price	$406,021	$355,552	$7,686	$769,259
Market-related	1,005,749	21,744	3,321	1,030,814

	$1,411,770	$377,296	$11,007	$1,800,073

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$569,535	$206,226	$59,300	$835,061
Europe	288,134	79,629	3,587	371,350
Asia	556,140	84,422	15,952	656,514

	$1,413,809	$370,277	$78,839	$1,862,925

Contract type

Fixed-price	$349,021	$305,383	$69,703	$724,107
Market-related	1,064,788	64,894	9,136	1,138,818

	$1,413,809	$370,277	$78,839	$1,862,925

Revenue - Contract liabilities

	2020	2019

Beginning of year	$17,418	$30,727
Additions	6,994	9,783
Recognized in revenue	(10,026)	(23,067)
Effect of movements in exchange rates	(4)	(25)

End of year	$14,382	$17,418

Revenue - Remaining performance obligations

	2021	2022	2023	2024	2025	Thereafter	Total

Uranium	$243,069	$189,351	$179,212	$166,581	$129,450	$416,947	$1,324,610
Fuel services	319,851	272,920	212,655	215,729	216,250	677,611	1,915,016
Other	4,212	-	-	-	-	-	4,212

Total	$567,132	$462,271	$391,867	$382,310	$345,700	$1,094,558	$3,243,838